Shareholder Fees	Jul. 27, 2026 USD ($)
T. Rowe Price Government Money Fund, Inc.- Investor Class
Prospectus [Line Items]
Maximum Account Fee	$ 20	[1]
T. Rowe Price Government Money Fund- I Class
Prospectus [Line Items]
Maximum Account Fee	$ 0

[1]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.